Accounting policies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounting policies

4.          Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are described in their respective notes, except those described below:

4.1. Functional and presentation currency

The consolidated financial statements are presented in Brazilian reais. However, the functional currency of Cosan Limited (the predecessor of the Company) is the U.S. dollar. The functional currency of Cosan S.A. is the Brazilian reais, which is the currency of the primary economic environment in which Cosan S.A. and its subsidiaries and jointly-controlled entity, located in Brazil, operate and generate and expend cash. The functional currency of subsidiaries located outside Brazil is the U.S. dollar, British pound or the Euro. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

Monetary assets and liabilities denominated and calculated in foreign currencies on the balance sheet date are reconverted to the functional currency at the exchange rate on that date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are reconverted to the functional currency at the exchange rate on the date the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are translated at the exchange rate on the transaction date. Foreign currency differences resulting from translation are generally recognized in profit or loss.

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Brazilian reais at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into Brazilian reais at the exchange rates at the dates of the transactions.

Foreign currency differences are recognized and presented in other comprehensive income in shareholders' equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such control, loss or significant influence is lost, the accumulated amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

The following table set forth the exchange rate, expressed in reais (R$) per U.S. dollar (U.S.$), British pound (£) and Euro (€), as reported by the Central Bank of Brazil (Banco Central do Brasil), “BACEN,” for the years indicated:

Currency	December 31, 2021	December 31, 2020	December 31, 2019
U.S. dollar (U.S.$)	5.581	5.197	4.031
British pound (£)	7.524	7.101	5.325
Euro (€)	6.321	6.378	4.531

4.2. Use of judgments and estimates

In preparing these consolidated financial statements, Management has made judgments and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Those estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances.

Estimates and underlying assumptions are reviewed on an ongoing basis and recognized prospectively. Information about critical judgments, assumptions and estimation uncertainties in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

  Note 6.3 – Trade receivables
  Note 6.7 – Leases
  Note 6.9 – Sector financial assets and liabilities
  Note 6.11 – Recognized fair value measurements
  Note 10 – Investments in joint venture
  Notes 11.1 e 11.2 – Property, plant and equipment, intangible assets and goodwill
  Note 11.5 – Investment property
  Note 12 – Commitments
  Note 15 – Income tax
  Note 16 – Provision for legal proceedings
  Note 23 – Post-employment benefits
  Note 24 – Share-based payments